Bank Debt, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt	$ 613,821	$ 671,693
Debt
Curent portion	32,470	80,134
Liability directly associated with assets held for sale	0	16,807
Long-term portion	581,351	574,752
Total debt	613,821	671,693
Deferred finance costs
Current portion of deferred financing costs	1,164	2,667
Deferred financing costs directly associated with assets held for sale	0	83
Deferred financing costs non-current	5,037	5,353
Total deferred financing costs	6,201	8,103
Long term debt, net of deferred fianncing costs
Total debt	613,821	671,693
Less: Total deferred financing costs	6,201	8,103
Total debt, net of deferred financing costs	607,620	663,590
Less: Liability directly associated with assets held for sale, net of deferred financing costs	0	16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs	31,306	77,467
Long-term debt, net of deferrred financing costs, non-current	576,314	569,399
Maxenteka | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	25,500
Commencement	Apr. 01, 2012
Maturity	Jan. 01, 2016
Debt
Total debt	$ 0	25,500
Long term debt, net of deferred fianncing costs
Total debt	0	25,500
Maxeikositessera | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	25,109
Commencement	Sep. 01, 2012
Maturity	Jan. 01, 2016
Debt
Total debt	$ 0	25,109
Long term debt, net of deferred fianncing costs
Total debt	0	25,109
Glovertwo | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	13,666
Commencement	Oct. 01, 2013
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	13,666
Long term debt, net of deferred fianncing costs
Total debt	0	13,666
Glovertwo | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 14,000	0
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total debt	$ 14,000	0
Long term debt, net of deferred fianncing costs
Total debt	14,000	0
Gloverthree | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	16,807
Commencement	Dec. 01, 2014
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	16,807
Long term debt, net of deferred fianncing costs
Total debt	0	16,807
Shikokutessera | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	16,807
Commencement	Dec. 01, 2014
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	16,807
Long term debt, net of deferred fianncing costs
Total debt	0	16,807
Shikokutessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 16,000	0
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total debt	$ 16,000	0
Long term debt, net of deferred fianncing costs
Total debt	16,000	0
Maxdekatria | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	14,400
Commencement	Mar. 01, 2012
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	14,400
Long term debt, net of deferred fianncing costs
Total debt	0	14,400
Maxdekatria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 10,000	0
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total debt	$ 10,000	0
Long term debt, net of deferred fianncing costs
Total debt	10,000	0
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,420	7,000
Commencement	Dec. 01, 2015
Maturity	Dec. 01, 2018
Debt
Total debt	$ 6,420	7,000
Long term debt, net of deferred fianncing costs
Total debt	6,420	7,000
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 2
Debt Instrument [Line Items]
Total debt	$ 73,436	75,337
Commencement	Dec. 01, 2015
Maturity	Dec. 01, 2021
Debt
Total debt	$ 73,436	75,337
Long term debt, net of deferred fianncing costs
Total debt	73,436	75,337
Maxtessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 29,090	31,500
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2021
Debt
Total debt	$ 29,090	31,500
Long term debt, net of deferred fianncing costs
Total debt	29,090	31,500
Maxeikosiexi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,750	6,750
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 6,750	6,750
Long term debt, net of deferred fianncing costs
Total debt	6,750	6,750
Marathassa | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 7,232	7,232
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 7,232	7,232
Long term debt, net of deferred fianncing costs
Total debt	7,232	7,232
Marinouki | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 11,080	11,089
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 11,080	11,089
Long term debt, net of deferred fianncing costs
Total debt	11,080	11,089
Kerasies | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 7,714	7,714
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 7,714	7,714
Long term debt, net of deferred fianncing costs
Total debt	7,714	7,714
Soffive | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 12,040	12,054
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 12,040	12,054
Long term debt, net of deferred fianncing costs
Total debt	12,040	12,054
Eptaprohi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 56,400	56,412
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 56,400	56,412
Long term debt, net of deferred fianncing costs
Total debt	56,400	56,412
Shikokuokto | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 15,018	15,018
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 15,018	15,018
Long term debt, net of deferred fianncing costs
Total debt	15,018	15,018
Petra | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,370	18,370
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 18,370	18,370
Long term debt, net of deferred fianncing costs
Total debt	18,370	18,370
Pemer | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,368	18,368
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 18,368	18,368
Long term debt, net of deferred fianncing costs
Total debt	18,368	18,368
Safe Bulkers | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 145,527	145,527
Commencement	Nov. 01, 2014
Maturity	Sep. 01, 2020
Debt
Total debt	$ 145,527	145,527
Long term debt, net of deferred fianncing costs
Total debt	145,527	145,527
Maxdeka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,157	23,861
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Debt
Total debt	$ 22,157	23,861
Long term debt, net of deferred fianncing costs
Total debt	22,157	23,861
Shikoku | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 28,000	29,867
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Debt
Total debt	$ 28,000	29,867
Long term debt, net of deferred fianncing costs
Total debt	28,000	29,867
Shikokuepta | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 24,500	0
Commencement	Feb. 01, 2016
Maturity	Feb. 01, 2024
Debt
Total debt	$ 24,500	0
Long term debt, net of deferred fianncing costs
Total debt	24,500	0
Maxeikosiena | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,600	23,008
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 22,600	23,008
Long term debt, net of deferred fianncing costs
Total debt	22,600	23,008
Maxeikositria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,600	23,008
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 22,600	23,008
Long term debt, net of deferred fianncing costs
Total debt	22,600	23,008
Youngone | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,919	24,281
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 23,919	24,281
Long term debt, net of deferred fianncing costs
Total debt	23,919	24,281
Maxeikosi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,600	23,008
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 22,600	23,008
Long term debt, net of deferred fianncing costs
Total debt	$ 22,600	$ 23,008